NOTE 10 - WARRANT LIABILITY (Tables)	6 Months Ended
Jun. 30, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
NOTE 10 - WARRANT LIABILITY - Fair Value of Warrant Liabilities Measured on a Recurring Basis

Six Months Ended
June 30,
2022
Expected term	2.34 - 2.50 years
Expected average volatility	212 - 220%
Expected dividend yield	8.33%
Risk-free interest rate	1.50 – 3.04%

NOTE 10 - WARRANT LIABILITY - Schedule of Changes in Warrant Liabilities
Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Warrant liability as of December 31, 2021	$—

Addition of new warrant liabilities	421,000
Day-one loss	28,043
Change in fair value of warrant liability	(4,152)
Warrant liability as of March 31, 2022	$444,891

Addition of new warrant liabilities	368,000
Day-one gain	(95,768)
Change in fain value of warrant Liability	(275,178)
Warrant liability as of June 30, 2022	$441,945